Trade and other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables and other assets
Summary of trade and other receivables and other assets

in EUR k	Dec 31, 2018	Dec 31, 2019
Non‑current
Other assets - Rental deposits	—	1,948
	—	1,948
Current
Trade receivables	8,572	12,709
Contract assets	2,329	3,884
Receivables due from shareholders	2,170	2,766
Other assets	5,125	5,846
	18,196	25,205
Total non-current and current trade and other receivables and other assets	18,196	27,153